Provisions - Amounts recognized (Details) - Defined benefit plans - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	$ 260	$ 273	$ 147
Interest cost (net)	475	442	415
Other	252	256	257
Total defined benefit expenses recognized in the consolidated income statements	$ 987	$ 971	$ 819